PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)
1
Voya Target
Retirement 2025 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 41.2%
79,666  iShares Core S&P Mid-
Cap ETF
$ 4,929,732
3.2
197,058  iShares Core U.S.
Aggregate Bond ETF
19,558,006
12.9
516,966  Schwab U.S. TIPS
ETF
13,808,162
9.1
207,582  SPDR Portfolio High
Yield Bond ETF
4,948,755
3.3
214,934  Vanguard FTSE
Developed Markets
ETF
10,976,679
7.2
66,429  Vanguard FTSE
Emerging Markets ETF
2,971,369
2.0
53,408  Vanguard Long-Term
Treasury ETF
3,114,755
2.0
46,371  Vanguard Total
International Bond ETF
2,295,365
1.5
Total Exchange-Traded
Funds
(Cost $61,731,977)
62,602,823
41.2
MUTUAL FUNDS : 58.8%
Affiliated Investment Companies : 36.0%
4,382,284  Voya Intermediate
Bond Fund - Class R6
38,564,097
25.4
552,075  Voya Multi-Manager
International Equity
Fund - Class I
5,984,489
3.9
933,451  Voya Short Duration
Bond Fund - Class R6
8,755,770
5.7
138,219  Voya VACS Series
EME Fund
1,465,126
1.0
54,769,482
36.0
Unaffiliated Investment Companies : 22.8%
167,054  Fidelity 500 Index
Fund
34,601,795
22.8
Total Mutual Funds
(Cost $89,562,073)
89,371,277
58.8
Total Long-Term
Investments
(Cost $151,294,050)
151,974,100
100.0
Total Investments in
Securities
(Cost $151,294,050) $ 151,974,100 100.0
Assets in Excess of
Other Liabilities 45,663 0.0
Net Assets $ 152,019,763 100.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
2
Voya Target
Retirement 2025 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 62,602,823 $ — $ — $ 62,602,823
Mutual Funds 89,371,277 — — 89,371,277
Total Investments, at fair value $ 151,974,100 $ — $ — $ 151,974,100
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 2,432,137 $ 154,822 $ (2,653,108) $ 66,149 $ — $ 18,729 $ (2,502) $ —
Voya Intermediate Bond Fund -
Class R6
17,524,580 45,846,328 (24,640,910) (165,901) 38,564,097 1,049,588 423,348 —
Voya Multi-Manager International
Equity Fund - Class I
3,052,968 10,226,839 (7,097,269) (198,049) 5,984,489 86,902 166,050 —
Voya Short Duration Bond Fund -
Class R6
— 9,354,176 (584,911) (13,495) 8,755,770 148,010 (6,929) —
Voya VACS Series EME Fund
804,458 2,499,733 (1,629,750) (209,315) 1,465,126 65,453 87,178 6,337
$ 23,814,143 $ 68,081,898 $ (36,605,948) $ (520,611) $ 54,769,482 $ 1,368,682 $ 667,145 $ 6,337
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,571,259
Gross Unrealized Depreciation (891,209)
Net Unrealized Appreciation $ 680,050